Provisions - Provisions for Tax Proceedings (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Other provisions at beginning of period	€ 3,883
Other provisions at end of period	3,138	€ 3,883
Telefónica Brazil
Disclosure of other provisions [line items]
Other provisions at beginning of period	1,693
Other provisions at end of period	1,072	1,693
Telefónica Brazil | Tax proceedings
Disclosure of other provisions [line items]
Other provisions at beginning of period	902	911
Movements with a counterparty in judicial deposits	(569)	26
Movements with a counterparty in the income statement	105	43
Write-offs due to payment	(12)	(47)
Monetary updating	97	97
Translation differences	(83)	(134)
Other movements		6
Other provisions at end of period	€ 440	€ 902